Consolidated Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Current assets:
Cash and cash equivalents	$ 48,443	$ 172,471
Current tax receivable	7,187	10,398
Receivables	419	1,426
Prepayments (includes amounts owed by related parties $nil (2024: $2,724))	750	3,897
Total current assets	56,799	188,192
Non-current assets:
Equipment	0	48
Right-of-use assets	0	84
Prepayments (includes amounts owed by related party $nil (2024: $450))	0	467
Total non-current assets	0	599
Total assets	56,799	188,791
Current liabilities:
Payables	9,736	38,104
Lease liabilities	0	93
Derrivative financial liabilities - investor options	0	24,840
Financial liabilities - DFA (includes amounts due to a related party (2024: $nil))	246,993	0
Provisions	1,139	1,018
Total current liabilities	257,868	64,055
Non-current liabilities:
Financial liabilities - DFA (includes amounts due to a related party (2024: $141,554))	0	200,536
Provisions	0	10
Total non-current liabilities	0	200,546
Total liabilities	257,868	264,601
Net Assets	(201,069)	(75,810)
Equity
Contributed equity	497,488	466,085
Accumulated Loss	(742,495)	(579,704)
Reserves	43,938	37,809
Total Equity	$ (201,069)	$ (75,810)